UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 12/31

Date of reporting period:    6/30/13

Item 1.  Reports to Stockholders.

AVATAR FUNDS

SEMI-ANNUAL REPORT

Avatar Capital Preservation Fund

Avatar Tactical Multi Asset-Income Fund

Avatar Absolute Return Fund

Avatar Global Opportunities Fund

June 30, 2013

1-800-447-9226

www.avatar-associates.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

AVATAR ABSOLUTE RETURN FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmark:
Since Inception (1)

Avatar Absolute Return Fund - Class I	(4.07)%
Avatar Absolute Return Fund - Class N	(4.14)%
S&P 500 Total Return Index (2)	6.52%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-447-9226.

(1) Since inception return assumes inception date of March 1, 2013.

(2) The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	66.2%
Exchange Traded Funds - Equity	10.2%
Short-Term Investments	28.7%
Other Cash and Cash Equivalents	(5.1)%
Total	100.0%

AVATAR CAPITAL PRESERVATION FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmark:
Since Inception (1)

Avatar Capital Preservation Fund - Class I	(4.84)%
Avatar Capital Preservation Fund - Class N	(4.90)%
S&P 500 Total Return Index (2)	6.52%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-447-9226.

(1) Since inception return assumes inception date of March 1, 2013.

(2) The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	53.5%
Exchange Traded Funds - Equity	42.9%
Short-Term Investments	8.6%
Other Cash and Cash Equivalents	(5.0)%
Total	100.0%

AVATAR GLOBAL OPPORTUNITIES FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmark:
Since Inception (1)

Avatar Global Opportunities Fund - Class I	(4.53)%
Avatar Global Opportunities Fund - Class N	(4.70)%
S&P 500 Total Return Index (2)	6.52%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-447-9226.

(1) Since inception return assumes inception date of March 1, 2013.

(2) The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	74.5%
Exchange Traded Funds - Debt	15.0%
Short-Term Investments	15.5%
Other Cash and Cash Equivalents	(5.0)%
Total	100.0%

AVATAR TACTICAL MULTI-ASSET INCOME FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmark:

Since Inception (1)
Avatar Tactical Multi-Asset Income Fund - Class I	(4.94)%
Avatar Tactical Multi-Asset Income Fund - Class N	(5.00)%
S&P 500 Total Return Index (2)	6.52%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-447-9226.

(1) Since inception return assumes inception date of March 1, 2013.

(2) The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	62.2%
Exchange Traded Funds - Equity	30.3%
Short-Term Investments	12.5%
Other Cash and Cash Equivalents	(5.0)%
Total	100.0%

AVATAR ABSOLUTE RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 76.4%
	DEBT FUNDS - 66.2%
2,007	iPath US Treasury 10-Year Bull ETN *	$ 133,004
2,463	iShares Credit Bond ETF	264,649
2,333	iShares iBoxx $ Investment Grade Corporate Bond ETF	265,145
1,160	iShares JP Morgan USD Emerging Markets Bond ETF	127,055
3,074	Market Vectors Fallen Angel High Yield Bond ETF	81,092
5,331	Market Vectors LatAm Aggregate Bond ETF	126,131
10,990	PowerShares Senior Loan Portfolio	272,003
3,145	SPDR DB International Government Inflation-Protected Bond ETF	181,058
3,000	Vanguard Short-Term Bond ETF	240,210
1,327	WisdomTree Asia Local Debt Fund	64,784
	TOTAL DEBT FUNDS (Cost - $1,840,514)	1,755,131

	EQUITY FUNDS - 10.2%
2,869	Health Care Select Sector SPDR Fund	136,593
1,618	Vanguard Utilities ETF	132,903
	TOTAL EQUITY FUNDS (Cost - $278,562)	269,496

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,119,076)	2,024,627

	SHORT-TERM INVESTMENTS - 28.7%
	MONEY MARKET FUND - 28.7%
759,740	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.1% **	759,740
	TOTAL SHORT-TERM INVESTMENTS (Cost - $759,740)

	TOTAL INVESTMENTS - 105.1% (Cost - $2,878,816) (a)	$ 2,784,367
	OTHER LIABILITIES LESS ASSETS - (5.1) %	(135,118)
	NET ASSETS - 100.0%	$ 2,649,249

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on June 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,878,816
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 29
	Unrealized depreciation	(94,478)
	Net unrealized depreciation	$ (94,449)

AVATAR CAPITAL PRESERVATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 96.4%
	DEBT FUNDS - 53.5%
1,786	iPath US Treasury 10-Year Bull ETN *	$ 118,358
1,776	iShares Credit Bond ETF	190,831
1,477	iShares iBoxx $ Investment Grade Corporate Bond ETF	167,861
823	iShares JP Morgan USD Emerging Markets Bond ETF	90,143
2,764	Market Vectors Fallen Angel High Yield Bond ETF	72,915
6,730	Market Vectors LatAm Aggregate Bond ETF	159,232
7,928	PowerShares Senior Loan Portfolio	196,218
2,030	SPDR DB International Government Inflation-Protected Bond ETF	116,867
1,500	Vanguard Short-Term Bond ETF	120,105
716	WisdomTree Asia Local Debt Fund	34,955
	TOTAL DEBT FUNDS (Cost - $1,333,823)	1,267,485

	EQUITY FUNDS - 42.9%
13,024	Financial Select Sector SPDR Fund	253,838
2,404	iShares MSCI India ETF	56,446
7,851	PowerShares S&P 500 Low Volatility Portfolio	244,323
2,764	SPDR Dow Jones International Real Estate ETF	110,284
2,919	Vanguard Utilities ETF	239,767
2,492	WisdomTree Japan Hedged Equity Fund	113,660
	TOTAL EQUITY FUNDS (Cost - $1,068,923)	1,018,318

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,402,746)	2,285,803

	SHORT-TERM INVESTMENTS - 8.6%
	MONEY MARKET FUND - 8.6%
203,232	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.1% **	203,232
	TOTAL SHORT-TERM INVESTMENTS (Cost - $203,232)

	TOTAL INVESTMENTS - 105.0% (Cost - $2,605,978) (a)	$ 2,489,035
	OTHER LIABILITIES LESS ASSETS - (5.0) %	(117,778)
	NET ASSETS - 100.0%	$ 2,371,257

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on June 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,605,978
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,980
	Unrealized depreciation	(118,923)
	Net unrealized depreciation	$ (116,943)

AVATAR GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 89.5%
	DEBT FUNDS - 15.0%
2,619	iPath US Treasury 10-Year Bull ETN *	$ 173,561
6,602	Market Vectors Fallen Angel High Yield Bond ETF	174,161
2,150	Vanguard Short-Term Bond ETF	172,151
	TOTAL DEBT FUNDS (Cost - $529,959)	519,873

	EQUITY FUNDS - 74.5%
10,240	Alerian MLP ETF	182,784
18,939	Financial Select Sector SPDR Fund	369,121
7,526	Health Care Select Sector SPDR Fund	358,313
4,689	iShares MSCI Frontier 100 ETF	137,669
3,508	Vanguard FTSE Europe ETF	168,980
4,331	Vanguard Small-Cap Value ETF	362,765
2,146	Vanguard Total Stock Market ETF	177,474
6,691	Vanguard Total World Stock ETF	344,921
2,510	WisdomTree Asia-Pacific ex-Japan Fund	158,908
7,248	WisdomTree Japan Hedged Equity Fund	330,581
	TOTAL EQUITY FUNDS (Cost - $2,705,380)	2,591,516

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,235,339)	3,111,389

	SHORT-TERM INVESTMENTS - 15.5%
	MONEY MARKET FUND - 15.5%
538,439	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.1% **	538,439
	TOTAL SHORT-TERM INVESTMENTS (Cost - $538,439)

	TOTAL INVESTMENTS - 105.0% (Cost - $3,773,778) (a)	$ 3,649,828
	OTHER LIABILITIES LESS ASSETS - (5.0) %	(172,939)
	NET ASSETS - 100.0%	$ 3,476,889

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on June 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,773,778
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,188
	Unrealized depreciation	(127,138)
	Net unrealized depreciation	$ (123,950)

AVATAR TACTICAL MULTI-ASSET INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 92.5%
	DEBT FUNDS - 62.2%
1,607	iPath US Treasury 10-Year Bull ETN *	$ 106,496
1,990	iShares Credit Bond ETF	213,825
948	iShares iBoxx $ Investment Grade Corporate Bond ETF	107,740
887	iShares JP Morgan USD Emerging Markets Bond ETF	97,153
2,483	Market Vectors Fallen Angel High Yield Bond ETF	65,502
4,308	Market Vectors LatAm Aggregate Bond ETF	101,928
10,658	PowerShares Senior Loan Portfolio	263,786
1,822	SPDR DB International Government Inflation-Protected Bond ETF	104,893
2,600	Vanguard Short-Term Bond ETF	208,182
1,073	WisdomTree Asia Local Debt Fund	52,384
	TOTAL DEBT FUNDS (Cost - $1,381,736)	1,321,889

	EQUITY FUNDS - 30.3%
6,311	Alerian MLP ETF	112,651
7,036	PowerShares S&P 500 Low Volatility Portfolio	218,960
2,478	SPDR Dow Jones International Real Estate ETF	98,872
2,616	Vanguard Utilities ETF	214,878
	TOTAL EQUITY FUNDS (Cost - $675,426)	645,361

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,057,162)	1,967,250

	SHORT-TERM INVESTMENTS - 12.5%
	MONEY MARKET FUND - 12.5%
265,700	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.1% **	265,700
	TOTAL SHORT-TERM INVESTMENTS (Cost - $265,700)

	TOTAL INVESTMENTS - 105.0% (Cost - $2,322,862) (a)	$ 2,232,950
	OTHER LIABILITIES LESS ASSETS - (5.0) %	(107,159)
	NET ASSETS - 100.0%	$ 2,125,791

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on June 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,322,862
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 214
	Unrealized depreciation	(90,126)
	Net unrealized depreciation	$ (89,912)

AVATAR FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2013

	Absolute	Capital	Global	Tactial
	Return	Preservation	Opportunites	Multi-Asset
	Fund	Fund	Fund	Income Fund

ASSETS:
Investments, at cost	$ 2,878,816	$ 2,605,978	$ 3,773,778	$ 2,322,862
Investments, at value	$ 2,784,367	$ 2,489,035	$ 3,649,828	$ 2,232,950
Receivable for securities sold	132,286	117,695	172,641	105,887
Dividends and interest receivable	649	2,679	4,510	1,388
Total Assets	2,917,302	2,609,409	3,826,979	2,340,225

LIABILITIES:
Payable for securities purchased	265,266	236,032	346,172	212,365
Accrued advisory fees	2,787	2,120	3,918	2,069
Total Liabilities	268,053	238,152	350,090	214,434

Net Assets	$ 2,649,249	$ 2,371,257	$ 3,476,889	$ 2,125,791

NET ASSETS CONSIST OF:
Paid in capital	$ 2,791,490	$ 2,518,495	$ 3,657,747	$ 2,257,994
Undistributed net investment income gain (loss)	(183)	(26)	1,187	(138)
Accumulated net realized loss from
investments	(47,609)	(30,269)	(58,095)	(42,153)
Net unrealized depreciation on investments	(94,449)	(116,943)	(123,950)	(89,912)
Net Assets	$ 2,649,249	$ 2,371,257	$ 3,476,889	$ 2,125,791

Class I
Net Assets	$ 2,644,447	$ 2,366,495	$ 3,472,103	$ 2,121,031
Shares of beneficial interest outstanding	276,440	249,603	364,907	223,956
Net Asset Value and redemption
price per share	$ 9.57	$ 9.48	$ 9.52	$ 9.47

Class N
Net Assets	$ 4,802	$ 4,762	$ 4,786	$ 4,760
Shares of beneficial interest outstanding	502	503	503	503
Net Asset Value and redemption
price per share	$ 9.57	$ 9.48	$ 9.51	$ 9.47

See accompanying notes to financial statements.

AVATAR FUNDS
Statements of Operations
For the Period Ended June 30, 2013 (Unaudited) (a)

	Absolute	Capital	Global	Tactial
	Return	Preservation	Opportunites	Multi-Asset
	Fund	Fund	Fund	Income Fund

Investment Income:
Dividend income	$ 10,677	$ 12,537	$ 17,468	$ 11,317
Interest income	79	25	36	26
Total Investment Income	10,756	12,562	17,504	11,343

Operating Expenses:
Investment advisory fees	4,653	3,559	6,561	3,468
12b-1 Fees:
Class N	3	3	3	3
Total Operating Expenses	4,656	3,562	6,564	3,471

Net Investment Income	6,100	9,000	10,940	7,872

Realized and Unrealized
Gain (Loss) on Investments:
Net realized loss on investments	(47,609)	(30,269)	(58,095)	(42,153)
Net change in unrealized depreciation on
investments	(94,449)	(116,943)	(123,950)	(89,912)
Net Realized and Unrealized
Loss on Investments	(142,058)	(147,212)	(182,045)	(132,065)

Net Decrease in Net Assets
Resulting From Operations	$ (135,958)	$ (138,212)	$ (171,105)	$ (124,193)

(a)	The Avatar Funds commenced operations on March 1, 2013.

See accompanying notes to financial statements.

AVATAR FUNDS
Statements of Changes in Net Assets

	Absolute	Capital	Global	Tactial
	Return	Preservation	Opportunites	Multi-Asset
	Fund	Fund	Fund	Income Fund

	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended
	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operations:
Net investment income	$ 6,100	$ 9,000	$ 10,940	$ 7,872
Net realized loss on investments	(47,609)	(30,269)	(58,095)	(42,153)
Net change in unrealized depreciation on
investments	(94,449)	(116,943)	(123,950)	(89,912)
Net decrease in net assets
resulting from operations	(135,958)	(138,212)	(171,105)	(124,193)

Distributions to Shareholders:
Net investment income
Class I	(6,275)	(9,011)	(9,743)	(7,995)
Class N	(8)	(15)	(10)	(15)
Total dividends and distributions
to shareholders	(6,283)	(9,026)	(9,753)	(8,010)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	2,786,461	2,513,452	3,652,704	2,252,951
Class N	5,010	5,010	5,020	5,010
Reinvestment of dividends and distributions
Class I	11	18	13	18
Class N	8	15	10	15
Net increase in net assets from
share transactions of beneficial interest	2,791,490	2,518,495	3,657,747	2,257,994

Total Increase in Net Assets	2,649,249	2,371,257	3,476,889	2,125,791

Net Assets:
Beginning of period	-	-	-	-
End of period*	$ 2,649,249	$ 2,371,257	$ 3,476,889	$ 2,125,791
* Includes undistributed net investment
income/(loss) at end of period	$ (183)	$ (26)	$ 1,187	$ (138)

Share Activity:
Shares Sold
Class I	276,440	249,603	364,907	223,956
Class N	502	503	503	503
Net increase in shares of
beneficial interest outstanding	276,942	250,106	365,410	224,459

(a)	The Avatar Funds commenced operations on March 1, 2013.

See accompanying notes to financial statements.

AVATAR ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (Unaudited)(1)

	Class I	Class N

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.05
Net realized and unrealized loss on investments	(0.47)	(0.46)
Total from investment operations	(0.41)	(0.41)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.02)
Total distributions	(0.02)	(0.02)

Net asset value, end of period	$ 9.57	$ 9.57

Total return (3)(4)	(4.07)%	(4.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,644	$ 5
Ratio of expenses to average net assets (5)(6)	1.35%	1.60%
Ratio of net investment income to average net assets (5)(7)	1.77%	1.52%
Portfolio turnover rate (4)	76%	76%

(1) The Fund commenced operations on March 1, 2013.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AVATAR CAPITAL PRESERVATION FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (Unaudited)(1)

	Class I	Class N

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.09	0.06
Net realized and unrealized loss on investments	(0.57)	(0.55)
Total from investment operations	(0.48)	(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.03)
Total distributions	(0.04)	(0.03)

Net asset value, end of period	$ 9.48	$ 9.48

Total return (3)(4)	(4.84)%	(4.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,366	$ 5
Ratio of expenses to average net assets (5)(6)	1.15%	1.40%
Ratio of net investment income to average net assets (5)(7)	2.91%	1.81%
Portfolio turnover rate (4)	35.00%	35.00%

(1) The Fund commenced operations on March 1, 2013.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AVATAR GLOBAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (Unaudited)(1)

	Class I	Class N

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.08	0.02
Net realized and unrealized loss on investments	(0.53)	(0.49)
Total from investment operations	(0.45)	(0.47)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.02)
Total distributions	(0.03)	(0.02)

Net asset value, end of period	$ 9.52	$ 9.51

Total return (3)(4)	(4.53)%	(4.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,472	$ 5
Ratio of expenses to average net assets (5)(6)	1.45%	1.70%
Ratio of net investment income to average net assets (5)(7)	2.42%	0.72%
Portfolio turnover rate (4)	62.00%	62.00%

(1) The Fund commenced operations on March 1, 2013.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AVATAR TACTICAL MULTI-ASSET INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (Unaudited)(1)

	Class I	Class N

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.09	0.05
Net realized and unrealized loss on investments	(0.58)	(0.55)
Total from investment operations	(0.49)	(0.50)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.03)
Total distributions	(0.04)	(0.03)

Net asset value, end of period	$ 9.47	$ 9.47

Total return (3)(4)	(4.94)%	(5.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,121	$ 5
Ratio of expenses to average net assets (5)(6)	1.25%	1.50%
Ratio of net investment income to average net assets (5)(7)	2.84%	1.71%
Portfolio turnover rate (4)	54.00%	54.00%

(1) The Fund commenced operations on March 1, 2013.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AVATAR FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)

1.

ORGANIZATION

The Avatar Capital Preservation Fund, Avatar Tactical Multi-Asset Income Fund, Avatar Absolute Return Fund, and Avatar Global Opportunities Fund (collectively the “Funds”), are a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The Funds commenced operations on March 1, 2013 and their investment objectives are as follows:

-

Avatar Absolute Return Fund – seeks a positive total return in all market environments.

-

Avatar Capital Preservation Fund - seeks to preserve capital while providing current income and limited capital appreciation.

-

Avatar Global Opportunities Fund – seeks maximum capital appreciation through exposure to global markets.

-

Avatar Tactical Multi-Asset Income Fund – seeks current income.

The Funds currently offer two classes of shares: Class I and Class N shares which are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Security Valuation – The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid price on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies,

AVATAR FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of the period ended June 30, 2013 for the Funds assets and liabilities measured at fair value:

Avatar Absolute Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,024,627	$ -	$ -	$ 2,024,627
Short-Term Investments	759,740	-	-	759,740
Total	$ 2,784,367	$ -	$ -	$ 2,784,367

Avatar Capital Preservation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,285,803	$ -	$ -	$ 2,285,803
Short-Term Investments	203,232	-	-	203,232
Total	$ 2,489,035	$ -	$ -	$ 2,489,035

Avatar Global Opportunities Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,111,389	$ -	$ -	$ 3,111,389
Short-Term Investments	538,439	-	-	538,439
Total	$ 3,649,828	$ -	$ -	$ 3,649,828

Avatar Tactical Multi-Asset Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,967,250	$ -	$ -	$ 1,967,250
Short-Term Investments	265,700	-	-	265,700
Total	$ 2,232,950	$ -	$ -	$ 2,232,950

The Funds did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses,

AVATAR FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Avatar Investment Management (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Funds’ investment portfolios.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor receives a unitary management fee for the services and facilities it provides at an annual rate of 1.35% of the Absolute Return Fund’s, 1.15% of the Capital Preservation Fund’s, 1.45% of the Global Opportunities Fund’s and 1.25% of the Tactical Multi-Asset Income Fund’s average daily net assets.  The unitary management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board of Trustees, shareholders of the Funds or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice.  Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds business.  The Advisor’s unitary management fee is designed to pay substantially all the Funds expenses and to compensate the Advisor for providing services for the Funds.

Effective January 1, 2013, with the approval of the Board, the Advisor, on behalf of the Funds, pays a pro rata share of a total fee of $6,000 per quarter for each Independent Trustee, plus $3,500 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds shareholder accounts, not otherwise required to be provided by the Advisor.  Pursuant to the Plan, $3 in distribution fees for Class N shares were paid during the period ended June 30, 2013 for each of the Funds.

AVATAR FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended June 30, 2013 were as follows:

Fund	Purchases	Sales
Avatar Absolute Return Fund	$ 2,986,188	$ 819,504
Avatar Capital Preservation Fund	2,849,637	416,622
Avatar Global Opportunities Fund	4,324,981	1,031,547
Avatar Tactical Multi-Asset Income Fund	2,654,409	555,095

5.

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Absolute Return Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Funds - Money Market Portfolio (the “Portfolio”).  The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2013 the percentage of the Fund’s net assets invested in the Portfolio was 28.7%.

6.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As Of June 30, 2013, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

FOLIOFN Investments, Inc.

Avatar Absolute Return Fund

99.64%

FOLIOFN Investments, Inc.

Avatar Capital Preservation Fund

99.60%

FOLIOFN Investments, Inc.

Avatar Global Opportunities Fund

99.72%

FOLIOFN Investments, Inc.

Avatar Tactical Multi-Asset Income Fund

99.55%

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AVATAR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Approval of Advisory Agreement – Avatar Capital Preservation Fund, Avatar Tactical Fixed Income, Avatar Absolute Return Fund and Avatar Global Opportunity Fund

In connection with a meeting held on August 16, 2012, (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Momentum Investment Partners, LLC d/b/a Avatar Investment Management (“AIM”) and the Trust, on behalf of the Avatar Capital Preservation Fund, Avatar Tactical Fixed Income, Avatar Absolute Return Fund and Avatar Global Opportunity Fund (the “Avatar Funds”).  AIM

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent and Quality of Services.   The Trustees discussed the nature of AIM’s operations and the experience of its fund management personnel.  The Board then reviewed financial information provided by AIM.  The Board noted the strong industry background and experience of the proposed co-portfolio managers and concluded that AIM has the potential to deliver an adequate level of service.

Performance.  Because the Avatar Funds had not yet commenced operations, the Trustees could not consider their past performance.  However, AIM presented the performance of eight separately managed account strategies.  The Trustees discussed the tactical and quantitative nature of the strategies.  The Trustees noted that although the strategies presented by AIM are not identical to investment strategies that will be utilized by the Avatar Funds, the performance of the strategies have been positive.  The Trustees concluded that AIM has personnel with the appropriate skills and experience to deliver satisfactory performance.

Fees and Expenses.  The Board discussed the fee arrangement between AIM and Gemini Fund Services, LLC, and noted that once the 0.50% fee payable to GFS is deducted from the gross advisory fees of the Avatar Funds, the advisory fee of the Avatar Funds are reasonable compared to their peer groups.  The Trustees compared each Avatar Funds’ advisory fees and estimated expense ratios to its respective peer group and Morning s tar category averages.  The Trustee concluded that the advisory fees, compared to the total expenses of comparable funds, were reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Avatar Funds, and whether there is the potential for realization of economies of scale.  The Trustees noted that AIM is willing to discuss the inclusion of breakpoints at a future asset milestone; however, AIM expects the Avatar Funds combined assets to approach approximately $50 million during the first year of operations which is not significant in terms of achieving economies of scale.  After further discussion, it was the consensus of the Board that it would monitor the growth of each Avatar Fund and actively negotiate breakpoints at certain asset levels, which would benefit shareholders over time.

Profitability.  The Board considered the anticipated profits to be realized by AIM in connection with the operation of the Avatar Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Avatar Funds.  The Trustees noted that AIM anticipates receiving soft dollars from brokers related to Avatar Fund trades.  The Trustees concluded that because of the Avatar Funds’ expected asset levels, and based on AIM’s analysis provided to the board, the Board was satisfied that AIM’s level of profitability from its relationship with the Avatar Funds would not be excessive.

Conclusion.  Having requested and received such information from AIM, as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, subject to the Board’s review of Avatar’s compliance manual or a summary thereof, the Board concluded that the advisory fees are reasonable and that approval of the Agreement is in the best interests of the Trust and the shareholders of the Avatar Funds.

AVATAR FUNDS

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Fund’s Annualized Expense Ratio	Beginning Account Value 3/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(a)

Avatar Absolute Return – Cl. N	1.60%	$1,000.00	$958.60	$5.24
Avatar Absolute Return – Cl. I	1.35%	$1,000.00	$959.30	$4.42
Avatar Capital Preservation – Cl. N	1.40%	$1,000.00	$951.00	$4.56
Avatar Capital Preservation – Cl. I	1.15%	$1,000.00	$951.60	$3.75
Avatar Global Opportunities – Cl. N	1.70%	$1,000.00	$953.00	$5.55
Avatar Global Opportunities – Cl. I	1.45%	$1,000.00	$954.70	$4.74
Avatar Tactical Multi-Asset Income – Cl. N	1.50%	$1,000.00	$950.00	$4.89
Avatar Tactical Multi-Asset Income – Cl. I	1.25%	$1,000.00	$950.60	$4.07

Hypothetical (5% return before expenses)	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(b)

Avatar Absolute Return – Cl. N	1.60%	$1,000.00	$1,016.86	$8.00
Avatar Absolute Return – Cl. I	1.35%	$1,000.00	$1,018.10	$6.76
Avatar Capital Preservation – Cl. N	1.40%	$1,000.00	$1,017.85	$7.00
Avatar Capital Preservation – Cl. I	1.15%	$1,000.00	$1,019.09	$5.76
Avatar Global Opportunities – Cl. N	1.70%	$1,000.00	$1,016.36	$8.50
Avatar Global Opportunities – Cl. I	1.45%	$1,000.00	$1,017.60	$7.25
Avatar Tactical Multi-Asset Income – Cl. N	1.50%	$1,000.00	$1,017.36	$7.50
Avatar Tactical Multi-Asset Income – Cl. I	1.25%	$1,000.00	$1,018.60	$6.26

(a) Actual Expenses Paid during Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 122 days and divided by 365.
(b) The hypothetical expense example assumes that the Portfolio was in operation for the full six months ended 6/30/13. Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year end (365).

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

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provide account information or give us your income information

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make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Avatar Investment Management

575 Lexington Ave, 8th Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/9/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

9/9/13